Income Taxes	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Tax Status [Line Items]
Income Taxes	INCOME TAXES
The trust that forms part of the Plan (the “Trust”) is intended to be exempt from Puerto Rico and U.S. federal incomes taxes pursuant to the PR Code and the US Code, respectively. The Plan sponsor has adopted a volume submitter plan document. The IRS has issued an opinion letter, dated April 22, 2016, that the form of the volume submitter document is acceptable under Section 401 of the US Code, and, therefore, the Trust is not subject to U.S. federal income tax. The PR Treasury ruled on March 28, 2018 that the Plan constitutes a qualified plan pursuant to the provisions of Section 1081.01 of the PR Code and, therefore, the Trust is not subject to Puerto Rico income tax. As applicable, the Plan is required to operate in accordance with the provisions of the PR Code and the US Code to maintain its qualification. Effective in 2022, the Employer, adopted an amendment for the benefit of employees eligible to participate in the Plan, which complies with the provisions of PR Treasury’s Circular Letters No. 11-10, 13-02 and 16-08, and on October 5, 2023, the Plan requested from the PR Treasury a favorable determination letter with respect to such amendment. The favorable determination letter was received from the PR Treasury on May 29, 2024. Although the Plan has been amended, the Plan sponsor believes that the Plan remains qualified under the PR Code and the US Code because it is designed and is being operated within the applicable requirements of the PR Code and the US Code.

U.S. generally accepted accounting principles require plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the IRS and the PR Treasury. As of December 31, 2025, and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions. However, there are currently no audits in progress for any tax periods. The Plan is no longer subject to income tax examinations for the taxable years prior to 2022.